Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
21.	Leases
We own most of our manufacturing facilities, but lease various office space, vehicles and other less significant assets throughout the world. Our contracts contain a lease if they convey a right to control the use of an identified asset, either explicitly or implicitly, in exchange for consideration. As allowed by GAAP, we have elected not to recognize a right-of-use
asset nor a lease liability for leases with an initial term of twelve months or less. Additionally, we have elected not to separate non-lease
components from the leased components in the valuation of our right-of-use
asset and lease liability for all asset classes. Our lease contracts are a necessary part of our business, but we do not believe they are significant to our overall operations. We do not have any significant finance leases. Additionally, we do not have significant leases: where we are considered a lessor; where we sublease our assets; with an initial term of twelve months or less; with related parties; with residual value guarantees; that impose restrictions or covenants on us; or that have not yet commenced, but create significant rights and obligations against us.
Our real estate leases generally have terms of between 5 to 10 years and contain lease extension options that can vary from month-to-month
extensions to up to 5 year extensions. We include extension options in our lease term if we are reasonably certain to exercise that option. In determining whether an extension is reasonably certain, we consider the uniqueness of the property for our needs, the availability of similar properties, whether the extension period payments remain the same or may change due to market rates or fixed price increases in the contract, and other economic factors. Our vehicle leases generally have terms of between 3 to 5 years and contain lease extension options on a month-to-month
basis. Our vehicle leases are generally not reasonably certain to be extended.
Under GAAP, we are required to discount our lease liabilities to present value using the rate implicit in the lease, or our incremental borrowing rate for a similar term as the lease term if the implicit rate is not readily available. We generally do not have adequate information to know the implicit rate in a lease and therefore use our incremental borrowing rate. Under GAAP, the incremental borrowing rate must be on a collateralized basis, but our debt arrangements are unsecured. We have determined our incremental borrowing rate by using our credit rating to estimate our unsecured borrowing rate and applying reasonable assumptions to reduce the unsecured rate for a risk adjustment effect from collateral.
Information on our leases is as follows ($ in millions):

	For the Years Ended December 31,
	2021	2020	2019
Lease cost	$71.1	$68.8	$61.8
Cash paid for leases recognized in operating cash flows	$70.5	$66.6	$60.0
Right-of-use assets obtained in exchange for new lease liabilities	$88.8	$74.2	$50.9

	As of December 31,
	2021	2020
Right-of-use assets recognized in Other assets	$219.4	$215.1
Lease liabilities recognized in Other current liabilities	$56.7	$61.0
Lease liabilities recognized in Other long-term liabilities	$174.9	$165.2
Weighted-average remaining lease term	6.1 years	5.8 years
Weighted-average discount rate	1.8%	2.1%
Our variable lease costs are not significant.
Our future minimum lease payments as of December 31, 2021 were (in millions):

For the Years Ending December 31,
2022	$59.9
2023	46.9
2024	35.9
2025	26.5
2026	21.2
Thereafter	54.8

Total	245.2
Less imputed interest	13.6

Total	$231.6